Note 10 - Organizational Changes (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Corporate Bank [Member]
Organizational Changes [Line Items]
Full-time equivalent staff, Organizational Changes	29	113	228
Investment Bank [Member]
Organizational Changes [Line Items]
Full-time equivalent staff, Organizational Changes	9	54	149
Private Bank [Member]
Organizational Changes [Line Items]
Full-time equivalent staff, Organizational Changes	377	594	776
Asset Management [Member]
Organizational Changes [Line Items]
Full-time equivalent staff, Organizational Changes	0	1	10
Infrastructure [Member]
Organizational Changes [Line Items]
Full-time equivalent staff, Organizational Changes	61	141	199
Total full-time equivalent staff [Member]
Organizational Changes [Line Items]
Full-time equivalent staff, Organizational Changes	476	903	1,362